NET INVESTMENT IN DIRECT FINANCING LEASES (Schedule of Allowance for Uncollectible Lease Payments Receivables) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Receivables [Abstract]
Allowance for uncollectible at the beginning of period	$ 302,401	$ 1,238,685
Provision for lease payment receivable	(597,444)	(70,467)
Direct write-downs charged against the allowance		(1,011,999)
Allowance to charge off direct financing lease interest income
Recoveries of amounts previously charged off
Effect of foreign currency translation	(41,483)	5,248
Allowance for uncollectible at the end of year	858,362	302,401
Individually evaluated for impairment
Collectively evaluated for impairment	858,362	302,401
Minimum lease payments receivable
Collectively evaluated for impairment	85,836,232	30,240,137
Individually evaluated for impairment
Ending balance	$ 85,836,232	$ 30,240,137